Income Taxes - Summary of Reconciliation of Income Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes	7.80%	6.80%
Foreign rate differential	0.10%	0.00%
Permanent differences	1.20%	(0.30%)
Equity-based compensation	(0.40%)	(0.60%)
Preferred stock liability fair value adjustment	0.00%	0.40%
Tax credits	4.40%	2.50%
Change in valuation allowance	(34.00%)	(29.80%)
Effective income tax rate	0.00%	0.00%